Label	Element	Value
2x Chainlink ETF (Consolidated) | LINK Futures Sep 26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.60%
2x Chainlink ETF (Consolidated) | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	354.60%
2x Chainlink ETF (Consolidated) | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(350.80%)